Stock-based Compensation Expense (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Outstanding, number of awards (in shares)		61
Outstanding, weighted average grant date fair value per share (in dollars per share)		$ 5.92
Awarded, number of awards (in shares)
Vested (in shares)		(15)
Vested, weighted average grant date fair value per share (in dollars per share)		$ 5.92
Forfeited/canceled, number of awards (in shares)		(46)
Forfeited/canceled, weighted average grant date fair value per share (in dollars per share)		$ 5.92
Forfeited/canceled, number of awards (in shares)
Allocated share-based compensation expense	$ 75	$ 421
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense	22	127
Clinical and Regulatory [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense	35	51
Selling and Marketing [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense		41
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Allocated share-based compensation expense	$ 18	$ 202